Shareholders' Equity (Tables)	12 Months Ended
Jul. 01, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Share-based Compensation Arrangements by Share-based Payment Award [Table Text Block]
The following table presents the Company’s stock-based compensation and related tax benefit for 2016, 2015 and 2014:

	2016	2015	2014
	(in millions)
Options	$55	$58	$67
ESPP	13	16	18
RSUs	123	88	71
Subtotal	191	162	156
Tax Benefit	(48)	(43)	(40)
Total	$143	$119	$116

Stock Option Activity
The following table summarizes stock option activity under the 2004 Performance Incentive Plan and any assumed plan, including the SanDisk 2013 Incentive Plan, during the last three fiscal years:

	Number of Shares	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
	(in millions)		(in years)	(in millions)
Options outstanding at June 28, 2013	11.9	$29.47
Granted	1.6	68.96
Assumed	1.7	38.18
Exercised	(4.5)	25.22
Canceled or expired	(0.6)	67.23
Options outstanding at June 27, 2014	10.1	37.03
Granted	1.2	94.10
Assumed	0.1	3.49
Exercised	(4.1)	31.90
Canceled or expired	(0.5)	56.41
Options outstanding at July 3, 2015	6.8	50.00
Granted	1.7	82.68
Assumed	2.9	38.37
Exercised	(1.7)	27.43
Canceled or expired	(0.7)	66.03
Options outstanding at July 1, 2016	9.0	55.74	3.9	$60
Exercisable at July 1, 2016	5.0	47.11	2.8	$45
Vested and expected to vest after July 1, 2016	8.8	55.42	3.9	$60

Restricted Stock Unit
The following table summarizes RSU and PSU activity under the 2004 Performance Incentive Plan and any assumed plan, including the SanDisk 2013 Incentive Plan, during the last three fiscal years:

	Number of Shares	Weighted Average Grant Date Fair Value
	(in millions)
RSUs and PSUs outstanding at June 28, 2013	3.6	$35.82
Granted	1.4	69.08
Assumed	0.2	62.73
Vested	(1.3)	33.61
Forfeited	(0.2)	47.62
RSUs and PSUs outstanding at June 27, 2014	3.7	49.77
Granted	1.3	100.13
Vested	(1.7)	42.24
Forfeited	(0.3)	67.31
RSUs and PSUs outstanding at July 3, 2015	3.0	73.80
Granted	2.7	61.32
Assumed	12.5	32.14
Vested	(2.0)	56.11
Forfeited	(0.5)	62.09
RSUs and PSUs outstanding at July 1, 2016	15.7	41.92
Expected to vest after July 1, 2016	14.2	42.27

Fair Value Of Options And Awards Vested [Table Text Block]
The total grant date fair value of options, RSUs and PSUs vested during the period was as follows:

	Years ended
	July 1, 2016	July 3, 2015	June 27, 2014
	(in millions)
Options	$61	$62	$96
RSUs and PSUs	113	65	46
Total grant date fair value of options, RSUs and PSUs vested during the period	$174	$127	$142

Fair Value of Stock Options Granted
The fair value of stock options granted during 2016, 2015 and 2014 was estimated using the following weighted average assumptions:

	2016	2015	2014
Suboptimal exercise factor	2.71	2.52	2.07
Range of risk-free interest rates	0.25% to 2.09%	0.11% to 2.16%	0.10% to 2.44%
Range of expected stock price volatility	0.28 to 0.49	0.23 to 0.47	0.27 to 0.50
Weighted-average expected volatility	0.35	0.36	0.43
Post-vesting termination rate	0.47%	1.25%	3.10%
Dividend yield	2.61%	1.69%	1.58%
Fair value	$22.54	$32.19	$24.14
Weighted-average expected term (in years)	4.7	5.8	5.0

Fair Values of All Employee Stock Purchase Plan Rights Granted
The fair values of all ESPP purchase rights granted on or prior to July 1, 2016 have been estimated at the date of grant using a Black-Scholes-Merton option-pricing model with the following weighted average assumptions:

	2016	2015	2014
Option life (in years)	1.27	1.26	1.24
Risk-free interest rate	0.82%	0.45%	0.26%
Stock price volatility	0.38	0.26	0.31
Dividend yield	3.92%	2.34%	1.64%
Fair value	$9.91	$14.50	$14.62

Summarizes Table of All Shares of Common Stock Reserved for Issuance
The following table summarizes all common stock reserved for issuance at July 1, 2016:

Number of Shares
(in millions)
Outstanding awards and shares available for award grants	56.6
ESPP	9.4
Convertible notes	0.3
Total	66.3